Stock-Based Compensation - Summary of Stock Award Activity and Related Information (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Performance share units (PSUs)
Stock Award Activity
Beginning balance (in shares)	3,356,966
Granted (in shares)	3,740,075	0	2,133,512
Vested (in shares)	(200,995)
Forfeited (in shares)	(1,595,221)
Ending balance (in shares)	5,300,825	3,356,966
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 18.40
Granted (in dollars per share)	26.10	$ 0	$ 11.10
Vested (in dollars per share)	20.91
Forfeited (in dollars per share)	25.87
Ending balance (in dollars per share)	$ 21.50	$ 18.40
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 85
Weighted average future recognition period (in years)	2 years 11 months 4 days
Restricted Stock Units (RSUs)
Stock Award Activity
Beginning balance (in shares)	2,366,383
Granted (in shares)	79,844	2,375,141	131,676
Vested (in shares)	(1,198,742)
Forfeited (in shares)	(188,013)
Ending balance (in shares)	1,059,472	2,366,383
Weighted Average Grant Date Fair Value
Beginning balance (in dollars per share)	$ 9.05
Granted (in dollars per share)	22.29	$ 9.04	$ 14.10
Vested (in dollars per share)	9.05
Forfeited (in dollars per share)	9.08
Ending balance (in dollars per share)	$ 10.05	$ 9.05
Stock awards, related information
Unrecognized cost for nonvested awards (in dollars)	$ 5
Weighted average future recognition period (in years)	11 months 1 day